Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 11,863	$ 36,786	$ 19,228
Short-term investments, at fair value	18,072	26,965	0
Accounts receivable, net of allowance of $302 and $0	830	1,359	4,925
Other receivables, net of allowance of $141 and $0	49,249	47,462	18,024
Prepaid expenses and other current assets	6,749	6,802
Prepaid expenses		6,795	1,605
Other current assets		7	609
Total current assets	86,763	119,374	44,391
Long-term investments, at fair value	6,445	17,659	0
Property, equipment, net	10,075	10,187	6,182
Equity method investment	5,213	4,879	5,202
Intangible assets	3,048	3,048	3,048
Other non-current assets	7,784	7,683	1,607
Total assets	119,328	162,830	60,430
Current liabilities
Trade payables	4,458	6,882	4,413
Accrued expenses	20,082	17,360	10,395
Debt, current portion	21,316	26,312	0
Other current liabilities	1,440	1,238	998
Total current liabilities	47,296	51,792	15,806
Long-term debt, net of current portion	0	0	74,804
Warrant liabilities	3,266	3,477	0
Other long-term liabilities	3,366	3,743	1,127
Total liabilities	53,928	59,012	91,737
Commitments and contingencies (Note 15)
Shareholders’ equity (deficit)
Ordinary shares, $0.000004 par value; 12,417,500,000 and 139,033,366 authorized as of December 31, 2021 and December 31, 2020; 127,860,639 and 83,539,382 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	0	0	0
Additional paid-in-capital	508,368	504,714	201,576
Accumulated other comprehensive loss	(291)	0
Accumulated deficit	(442,677)	(400,896)	(232,883)
Total shareholders’ equity (deficit)	65,400	103,818	(31,307)
Total liabilities and shareholders’ equity (deficit)	$ 119,328	$ 162,830	$ 60,430